Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	CORRELATE ENERGY CORP.
Entity Central Index Key	0001108645
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-4250492
Entity Address Address Line 1	176 S. Capitol Blvd.
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	Boise
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83702
City Area Code	855
Local Phone Number	264-4060